Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

September 24, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
	File Nos:	033-48940
811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, September 19, 2014, to the Prospectuses dated May 1, 2014, for Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares of the Forward Equity Long/Short Fund, the Forward Income Builder Fund, and the Forward Multi-Strategy Fund (the “Funds”). The purpose of the filing is to submit the 497(c) filing dated September 24, 2014 in XBRL for the Funds.

If you have any questions regarding this filing, please contact Megan Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Secretary and Vice President, Registrant